Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

March 31, 2020

Shares		Value
Investment Companies£ – 100.1%
Equity Funds – 36.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	937,889	$8,640,231
Janus Henderson Asia Equity Fund - Class N Shares	202,027	1,812,660
Janus Henderson Contrarian Fund - Class N Shares	247,951	3,983,149
Janus Henderson Emerging Markets Fund - Class N Shares	706,501	5,180,020
Janus Henderson Enterprise Fund - Class N Shares	31,965	3,474,841
Janus Henderson European Focus Fund - Class N Shares	19,194	483,621
Janus Henderson Forty Fund - Class N Shares	106,351	3,659,440
Janus Henderson Global Real Estate Fund - Class N Shares	216,037	2,255,823
Janus Henderson Global Research Fund - Class N Shares	16,627	1,111,302
Janus Henderson Global Select Fund - Class N Shares	284,118	3,316,532
Janus Henderson International Managed Volatility Fund - Class N Shares	271,009	1,949,066
Janus Henderson International Value Fund - Class N Shares	397,461	3,101,016
Janus Henderson Large Cap Value Fund - Class N Shares	452,473	4,747,690
Janus Henderson Mid Cap Value Fund - Class N Shares	247,822	2,798,648
Janus Henderson Overseas Fund - Class N Shares	217,939	5,561,093
Janus Henderson Small Cap Value Fund - Class N Shares	160,325	2,484,093
Janus Henderson Triton Fund - Class N Shares	131,942	3,013,039
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	448,325	4,130,159
		61,702,423
Fixed Income Funds – 63.6%
Janus Henderson Flexible Bond Fund - Class N Shares	3,448,891	36,266,126
Janus Henderson Global Bond Fund - Class N Shares	7,295,831	71,141,519
		107,407,645
Total Investments (total cost $172,039,296) – 100.1%		169,110,068
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(137,334)
Net Assets – 100%		$168,972,734

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/20
Investment Companies - 100.1%
Alternative Funds - N/A
Janus Henderson Diversified Alternatives Fund - Class N Shares	$-	$(984,899)	$7,021	$628,346	$-
Equity Funds - 36.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	149,590	225,850	4,112	(1,390,976)	8,640,231
Janus Henderson Asia Equity Fund - Class N Shares	15,246	(9,663)	-	(389,633)	1,812,660
Janus Henderson Contrarian Fund - Class N Shares	126,293	3,448	491,151	(1,295,661)	3,983,149
Janus Henderson Emerging Markets Fund - Class N Shares	53,126	(65,122)	-	(1,634,059)	5,180,020
Janus Henderson Enterprise Fund - Class N Shares	10,725	328,802	146,129	(1,374,377)	3,474,841
Janus Henderson European Focus Fund - Class N Shares	-	(4,236)	-	(104,701)	483,621
Janus Henderson Forty Fund - Class N Shares	5,129	160,740	88,450	(680,559)	3,659,440
Janus Henderson Global Real Estate Fund - Class N Shares	53,567	759,641	13,513	(1,224,816)	2,255,823
Janus Henderson Global Research Fund - Class N Shares	31,749	1,411,451	93,322	(1,588,149)	1,111,302

Investment Companies - 100.1%
Equity Funds - 36.5%
Janus Henderson Global Select Fund - Class N Shares	83,365	225,636	215,550	(1,041,280)	3,316,532
Janus Henderson International Managed Volatility Fund - Class N Shares	275,884	505,915	-	(1,074,328)	1,949,066
Janus Henderson International Value Fund - Class N Shares	152,565	(56,902)	50,616	(816,091)	3,101,016
Janus Henderson Large Cap Value Fund - Class N Shares	95,476	(104,404)	190,128	(1,443,789)	4,747,690
Janus Henderson Mid Cap Value Fund - Class N Shares	47,262	(59,049)	58,930	(894,317)	2,798,648
Janus Henderson Overseas Fund - Class N Shares	194,805	384,487	-	(1,549,005)	5,561,093
Janus Henderson Small Cap Value Fund - Class N Shares	28,026	(97,969)	-	(963,532)	2,484,093
Janus Henderson Triton Fund - Class N Shares	-	75,422	148,667	(1,330,606)	3,013,039
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	49,209	212,756	139,763	(1,186,925)	4,130,159
Total Equity Funds	$1,372,017	$3,896,803	$1,640,331	$(19,982,804)	$61,702,423
Fixed Income Funds - 63.6%
Janus Henderson Flexible Bond Fund - Class N Shares	375,376	629,328	-	(830,328)	36,266,126
Janus Henderson Global Bond Fund - Class N Shares	460,837	(386,549)	-	1,385,064	71,141,519
Janus Henderson Short-Term Bond Fund - Class N Shares	223,640	200,430	-	(142,006)	-
Total Fixed Income Funds	$1,059,853	$443,209	$-	$412,730	$107,407,645
Total Affiliated Investments - 100.1%	$2,431,870	$3,355,113	$1,647,352	$(18,941,728)	$169,110,068

(1) For securities that were affiliated for a portion of the period ended March 31, 2020, this column reflects amounts for the entire period ended March 31, 2020 and not just the period in which the security was affiliated.

(2) During the Fund’s current reporting period, a portion of the prior year distributions it received from this underlying fund was determined to be tax return of capital distributions. The negative amount disclosed was originally recorded as income in the Fund’s prior fiscal year and has been reclassified as a tax return of capital in the current reporting period.

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 100.1%
Alternative Funds - N/A
Janus Henderson Diversified Alternatives Fund - Class N Shares	18,336,330	1,116,527	(19,096,304)	-
Equity Funds - 36.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	10,779,358	3,842,141	(4,816,142)	8,640,231
Janus Henderson Asia Equity Fund - Class N Shares	1,306,269	1,132,657	(226,970)	1,812,660
Janus Henderson Contrarian Fund - Class N Shares	3,101,930	3,014,825	(841,393)	3,983,149
Janus Henderson Emerging Markets Fund - Class N Shares	3,620,694	4,184,197	(925,690)	5,180,020
Janus Henderson Enterprise Fund - Class N Shares	4,649,100	1,432,891	(1,561,575)	3,474,841
Janus Henderson European Focus Fund - Class N Shares	-	622,553	(29,995)	483,621
Janus Henderson Forty Fund - Class N Shares	2,177,675	3,111,651	(1,110,067)	3,659,440

Investment Companies - 100.1%
Equity Funds - 36.5%
Janus Henderson Global Real Estate Fund - Class N Shares	4,092,967	1,413,920	(2,785,889)	2,255,823
Janus Henderson Global Research Fund - Class N Shares	4,740,307	160,560	(3,612,867)	1,111,302
Janus Henderson Global Select Fund - Class N Shares	4,598,995	2,241,135	(2,707,954)	3,316,532
Janus Henderson International Managed Volatility Fund - Class N Shares	5,402,588	1,576,782	(4,461,891)	1,949,066
Janus Henderson International Value Fund - Class N Shares	5,375,819	287,445	(1,689,255)	3,101,016
Janus Henderson Large Cap Value Fund - Class N Shares	6,320,061	1,180,700	(1,204,878)	4,747,690
Janus Henderson Mid Cap Value Fund - Class N Shares	2,224,577	1,991,479	(464,042)	2,798,648
Janus Henderson Overseas Fund - Class N Shares	9,707,909	337,856	(3,320,154)	5,561,093
Janus Henderson Small Cap Value Fund - Class N Shares	3,585,905	1,552,110	(1,592,421)	2,484,093
Janus Henderson Triton Fund - Class N Shares	3,765,642	936,461	(433,880)	3,013,039
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	5,009,386	959,942	(865,000)	4,130,159
Fixed Income Funds - 63.6%
Janus Henderson Flexible Bond Fund - Class N Shares	16,575,826	31,131,964	(11,240,664)	36,266,126
Janus Henderson Global Bond Fund - Class N Shares	72,780,288	7,583,666	(10,220,950)	71,141,519
Janus Henderson Short-Term Bond Fund - Class N Shares	11,399,350	6,598,165	(18,055,939)	-

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$61,702,423	$-	$-
Fixed Income Funds	107,407,645	-	-
Total Assets	$169,110,068	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.